Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 2,268,360	$ 2,237,000
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	1,102,675	1,065,238
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 1,165,685	$ 1,171,762